December 20, 2022

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	EA Series Trust formerly knowns as Alpha Architect ETF Trust (the “Trust”) File Nos.: 333-195493 and 811-22961

Ladies and Gentlemen:

On behalf of our client, the Trust, we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, Post-Effective Amendment No. 202 and, under the Investment Company Act of 1940, as amended, Amendment No. 205 to the Trust’s Registration Statement on Form N-1A, to register Euclidean Fundamental Value ETF as a new series of the Trust.

If you have any questions concerning the foregoing, please contact the undersigned at (513) 304-5605 or Wade.Bridge@Practus.com.

Very truly yours,

/s/ Wade Bridge

On behalf of Practus, LLP

WADE BRIDGE ● PARTNER

11300 Tomahawk Creek Pkwy ● Ste. 310 ● Leawood, KS 66211 ● p: 513.304.5605

Practus, LLP ● Waden.Bridge@Practus.com ● Practus.com